COMMON SHARES - Dividend Reinvestment and Share Purchase Plan (Details) - shares		12 Months Ended
	Mar. 03, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount of shares issued from treasury		2.00%
Price of shares issued from treasury		100.00%
TC PipeLines, LP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued (in shares)	37,955,093